SCHEDULE OF RIGHT OF USE ASSETS RELATED TO LEASES (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Buildings	$ 229,616	$ 372,344
Buildings [member]
IfrsStatementLineItems [Line Items]
Buildings	$ 229,616	$ 372,344